Average number of employees - Summary of average number of employees (Detail) - Employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of average number of employees [Line Items]
Average number of employees	47,474	46,007	47,458
Investment in equity accounted units
Disclosure of average number of employees [Line Items]
Average number of employees	3,141	3,139	3,129
Australia and New Zealand
Disclosure of average number of employees [Line Items]
Average number of employees	21,116	19,814	19,595
Australia and New Zealand | Investment in equity accounted units
Disclosure of average number of employees [Line Items]
Average number of employees	634	619	578
Canada
Disclosure of average number of employees [Line Items]
Average number of employees	11,814	11,576	10,620
Canada | Investment in equity accounted units
Disclosure of average number of employees [Line Items]
Average number of employees	0	0	0
UK
Disclosure of average number of employees [Line Items]
Average number of employees	172	190	287
UK | Investment in equity accounted units
Disclosure of average number of employees [Line Items]
Average number of employees	0	0	0
Europe
Disclosure of average number of employees [Line Items]
Average number of employees	1,020	959	1,418
Europe | Investment in equity accounted units
Disclosure of average number of employees [Line Items]
Average number of employees	0	0	0
Africa
Disclosure of average number of employees [Line Items]
Average number of employees	3,773	4,371	4,758
Africa | Investment in equity accounted units
Disclosure of average number of employees [Line Items]
Average number of employees	1,214	1,250	1,262
United States of America
Disclosure of average number of employees [Line Items]
Average number of employees	3,543	3,400	3,792
United States of America | Investment in equity accounted units
Disclosure of average number of employees [Line Items]
Average number of employees	0	0	0
Mongolia
Disclosure of average number of employees [Line Items]
Average number of employees	3,465	3,215	2,886
Mongolia | Investment in equity accounted units
Disclosure of average number of employees [Line Items]
Average number of employees	0	0	0
Indonesia
Disclosure of average number of employees [Line Items]
Average number of employees	0	0	1,615
Indonesia | Investment in equity accounted units
Disclosure of average number of employees [Line Items]
Average number of employees	0	0	0
South America
Disclosure of average number of employees [Line Items]
Average number of employees	1,513	1,513	1,499
South America | Investment in equity accounted units
Disclosure of average number of employees [Line Items]
Average number of employees	1,293	1,270	1,289
India
Disclosure of average number of employees [Line Items]
Average number of employees	324	272	288
India | Investment in equity accounted units
Disclosure of average number of employees [Line Items]
Average number of employees	0	0	0
Singapore
Disclosure of average number of employees [Line Items]
Average number of employees	456	430	422
Singapore | Investment in equity accounted units
Disclosure of average number of employees [Line Items]
Average number of employees	0	0	0
Other countries
Disclosure of average number of employees [Line Items]
Average number of employees	278	267	278
Other countries | Investment in equity accounted units
Disclosure of average number of employees [Line Items]
Average number of employees	0	0	0
Subsidiaries and joint operations
Disclosure of average number of employees [Line Items]
Average number of employees	44,333	42,868	44,329
Percent of employees of subsidiary companies	100.00%
Subsidiaries and joint operations | Australia and New Zealand
Disclosure of average number of employees [Line Items]
Average number of employees	20,482	19,195	19,017
Subsidiaries and joint operations | Canada
Disclosure of average number of employees [Line Items]
Average number of employees	11,814	11,576	10,620
Subsidiaries and joint operations | UK
Disclosure of average number of employees [Line Items]
Average number of employees	172	190	287
Subsidiaries and joint operations | Europe
Disclosure of average number of employees [Line Items]
Average number of employees	1,020	959	1,418
Subsidiaries and joint operations | Africa
Disclosure of average number of employees [Line Items]
Average number of employees	2,559	3,121	3,496
Subsidiaries and joint operations | United States of America
Disclosure of average number of employees [Line Items]
Average number of employees	3,543	3,400	3,792
Subsidiaries and joint operations | Mongolia
Disclosure of average number of employees [Line Items]
Average number of employees	3,465	3,215	2,886
Subsidiaries and joint operations | Indonesia
Disclosure of average number of employees [Line Items]
Average number of employees	0	0	1,615
Subsidiaries and joint operations | South America
Disclosure of average number of employees [Line Items]
Average number of employees	220	243	210
Subsidiaries and joint operations | India
Disclosure of average number of employees [Line Items]
Average number of employees	324	272	288
Subsidiaries and joint operations | Singapore
Disclosure of average number of employees [Line Items]
Average number of employees	456	430	422
Subsidiaries and joint operations | Other countries
Disclosure of average number of employees [Line Items]
Average number of employees	278	267	278